Consolidated Statements of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Operating activities:
Net profit	$ 2,200	$ 2,486	$ 2,140
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	287	289	254
Interest and dividend income	(130)	(129)	(51)
Income tax expense	803	657	834
Effect of exchange rate changes on assets and liabilities	10	3	6
Impairment loss under expected credit loss model	34	5	20
Reduction in fair value of Disposal Group held for sale	39	18
Adjustment in respect of excess of carrying amount over recoverable amount on reclassification from "Held for Sale"	65
Share in net profit/(loss) of associate, including impairment		11	5
Stock compensation expense	29	13	17
Other adjustments	(15)	(20)	7
Changes in working capital
Trade receivables and unbilled revenues	(411)	(237)	(260)
Prepayments and other assets	(120)	(58)	(70)
Trade payables	131	51	(3)
Client deposits	(2)	1	1
Unearned revenues	48	104	66
Other liabilities and provisions	269	122	(24)
Cash generated from operations	3,237	3,316	2,942
Income taxes paid	(975)	(1,059)	(843)
Net cash provided by operating activities	2,262	2,257	2,099
Investing activities:
Expenditure on property, plant and equipment	(349)	(310)	(411)
Loans to employees	2	4	4
Payment for acquisition of business, net of cash acquired	(77)	(4)
Payment of contingent consideration pertaining to acquisition of business	(3)	(5)	(5)
Advance payment towards acquisition of business	(30)
Deposits placed with corporation	(3)	(20)	(25)
Interest and dividend received	79	67	32
Investment in quoted debt securities	(145)	(16)	(638)
Redemption of quoted debt securities	123	18	1
Proceeds from sale of equity and preference securities	16	5
Investment in equity and preference securities	(3)	(4)	(10)
Investment in other investments	(3)	(4)	(4)
Redemption of other investments	2
Investment in certificates of deposit	(342)	(1,032)	(1,167)
Redemption of certificates of deposit	791	1,503
Investment in commercial papers	(70)	(45)
Redemption of commercial papers	43
Escrow and other deposits pertaining to Buyback	(37)
Investment in liquid mutual fund units and fixed maturity plan securities	(11,184)	(9,628)	(8,083)
Redemption of liquid mutual fund units and fixed maturity plan securities	10,965	9,953	7,759
Net cash (used)/ generated in investing activities	(225)	482	(2,547)
Financing activities:
Buyback of shares including transaction cost	(118)	(2,042)
Shares issued on exercise of employee stock options	1	1
Payment of dividends (including corporate dividend tax)	(1,956)	(1,156)	(1,032)
Net cash used in financing activities	(2,073)	(3,197)	(1,032)
Net increase/(decrease) in cash and cash equivalents	(36)	(458)	(1,480)
Effect of exchange rate changes on cash and cash equivalents	(184)	18	34
Cash and cash equivalents at the beginning	3,049	3,489	4,935
Cash and cash equivalents at the end	2,829	3,049	3,489
Supplementary information:
Restricted cash balance	$ 52	$ 82	$ 88